RELATED PARTY TRANSACTIONS - Narrative (Details) € in Thousands			1 Months Ended	12 Months Ended
	Apr. 14, 2017 shares vesting_tranche	Nov. 07, 2016 EUR (€)	Jan. 31, 2017	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of transactions between related parties [line items]
Total emoluments				€ 17,879	€ 8,722	€ 3,252
Cash received as funding for FFS GmbH				971,570
Total emoluments				16,015	12,290
Compensation for benefit obligations and long-term bonus plans				314	1,231
Compensation payable to the former Chairman				607,505	614,888
Wages and salaries				305,584	294,047	284,947
Compensation settled in treasury shares				4,737
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Wages and salaries				10,964	11,059
Non-executive Directors
Disclosure of transactions between related parties [line items]
Optional cash component of board retainer fee (percent)			50.00%
Optional shares component of board retainer fee (percent)			50.00%
Board retainer fee - shares only option (percent)			100.00%
Compensation settled in treasury shares				418	1,110
FCA Bank
Disclosure of transactions between related parties [line items]
Proceeds from Funding of Equity Method Investment		€ 431,958
FFS | FCA Bank
Disclosure of transactions between related parties [line items]
Purchase price of FFS GmbH				18,595
Ferrari N.V. (Ferrari) | Directors
Disclosure of transactions between related parties [line items]
Total emoluments				17,767	8,617	243
Compensation for salary				1,277
Compensation settled in treasury shares				€ 16,490
Ferrari N.V. and Ferrari S.p.A. | Directors
Disclosure of transactions between related parties [line items]
Total emoluments					8,617	3,147
Compensation for salary					2,827	2,372
Compensation for benefit obligations and long-term bonus plans					290	€ 775
Compensation costs for retirement of former key personnel					€ 5,500
PSUs
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (shares) | shares	687,000
Number of equal vesting tranches | vesting_tranche	3
PSUs | Chief Executive Officer
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (shares) | shares	450,000
Performance period	5 years
Number of equal vesting tranches | vesting_tranche	3